ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Ordinary Shares
ORDINARY SHARES

15. ORDINARY SHARES

As of December 31, 2022, MKD Taiwan had issued an aggregate of 909,288 ordinary shares, with par value of NT$30.00 each share.

In connection with the Taiwan Reorganization (Note 1), the Company has issued 567,049 ordinary shares (321,412 ordinary shares after giving retroactive effect to the Reverse Recapitalization) to MKD Taiwan’s former shareholders in exchange for their MKD Taiwan shares on one-to-one basis at a price of US$10.00 per share and a total consideration of US$5.6 million, which equals to the amount of capital injection to MKD BVI from these former shareholders.

In execution of the Business Combination Agreement with Cetus Capital, the Company acquired 42% equity interests of MKD Jiaxing from Ming-Chao Huang at US$1,627,729 in July 2023. Subsequently, Ming-Chao Huang injected the same amount of US$1,627,729 to MKD BVI in August 2023 and acquired 164,417 ordinary shares (93,194 ordinary shares after giving retroactive effect to the Reverse Recapitalization) of the Company.

In August 2023, the Company issued total 83,333 (47,235 ordinary shares after giving retroactive effect to the Reverse Recapitalization) ordinary shares to certain new investors at a price ranging from US$9.90 to US$10.50 per share, for a total consideration of US$882,000.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. ORDINARY SHARES-continued

The shareholders’ equity structures of the Company for the periods presented were presented after giving retroactive effect to the Reverse Recapitalization of the Company that was completed on the Closing Date as mentioned in Note 1. As of the Closing Date of the Reverse Recapitalization, the Company had 16,788,342 (after the Share Combination: 559,611) ordinary shares (the “Ordinary Shares”) outstanding.

On December 9, 2024, pursuant to the November 2024 SPA, the Company issued 1,800,000 (after the Share Combination: 60,000) Pre-Delivery Shares of the Convertible Note which were not considered outstanding unless default of the share lending arrangement occurs. Please refer to Note 14 for more details of the Convertible Note.

As of December 31, 2024, the Company’s total issued ordinary shares were 18,588,342 (after the Share Combination: 619,611), and the Company had 16,788,342 (after the Share Combination: 559,611) ordinary shares of par value US$0.003 each (the “Ordinary Shares”) outstanding.

On March 14, 2025, the Company issued and sold 100,000,000 (after the Share Combination: 3,333,333) ordinary shares at a price of US$ 3 per share, generating total gross proceeds of US$10,000,000.

On March 19, 2025, the Company entered into three separate debt conversion agreements (the “Debt Conversion Agreements”) with three creditors of the Company, being Mr. Ming-Chia Huang, a director and the chief executive officer of the Company, Ms. Ya-Hui Wu, the spouse of Mr. Huang, and AWinner Limited, which is controlled by Mr. Chung-Yi Sun, a director of the Company, to convert such debts owed into equity of the Company. Among these, (i) an amount of US$823,100 owed to Mr. Ming-Chia Huang will be converted into 8,231,000(after the Share Combination: 274,367) new ordinary shares of the Company, which will be redesignated into 8,231,000(after the Share Combination: 274,367) new Class A preferred shares; (ii) an amount of US$550,000 owed to Ms. Ya-Hui Wu will be converted into 5,500,000(after the Share Combination: 183,333) new ordinary shares of the Company; and (iii) an amount of US$1,110,000 owed to AWinner Limited will be converted into 11,100,000(after the Share Combination: 370,000) new ordinary shares of the Company. In the Company’s consolidated financial statements, the converted debt balance shall be derecognized from financial liabilities upon conversion, with the corresponding amount recognized in equity as separate line items for Class A preferred shares, ordinary shares and additional paid-in capital; no gain or loss arising from such conversions shall be recognized in the consolidated statement of statements of operations and comprehensive loss, as the exchange was considered a capital transaction with significant shareholders.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. ORDINARY SHARES-continued

On March 13, 2025, the Company granted an aggregate of 200,000 (after the Share Combination: 6,667) ordinary shares under its 2025 Equity Incentive Plan to an consultant of the Company in consideration of services rendered to the Company.

During the year ended December 31, 2025, the Company issued an aggregate of 5,651,591 (after the Share Combination: 188,387) ordinary shares in connection with the conversion of the Convertible Note, with the conversion price determined in accordance with the terms and conditions agreed.

For the aforementioned reasons, as of December 31, 2025, the Company’s total issued ordinary shares were 4,701,331(after the Share Combination), and the Company had 4,701,331(after the Share Combination) ordinary shares with no par value(the “Ordinary Shares”) outstanding.